Borrowings (Details Textual)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2018 BRL (R$)	Sep. 30, 2017 USD ($)	Feb. 29, 2016 USD ($)
Disclosure Of Borrowings [Line Items]
Notional amount	$ 425,000,000
Borrowings, maturity	21 September 2024
Payments for debt issue costs	$ 0	$ 6,683,000	$ 0
Line of credit facilities, remaining borrowing capacity	$ 80,000,000
Debt issuance effective rate	6.90%
Ratio Of Net Debt To Adjusted EBITDA	3.5
Ratio Of Adjusted EBITDA To Interest	2
Borrowings	$ 447,002,000	$ 426,204,000
Banco de Credito e Inversiones [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate							4.14%
Notional amount							$ 186,000
2024 Notes [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate						6.50%
Notional amount						$ 425,000,000
Banco Santander [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate basis	CDI plus 2.25%
Borrowings				$ 20,000,000	R$ 77,640,000